additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Changes in liabilities arising from financing activities
Beginning			$ 449
Redemptions, repayments or payments			(583)
Other			601
Ending	$ 467		467
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	450	$ 404	449	$ 403
Redemptions, repayments or payments	(450)	(404)	(899)	(807)
Other	467	428	917	832
Ending	467	428	467	428
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	160	153	316	305
Other	(160)	(153)	(316)	(305)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	450	404		403
Redemptions, repayments or payments	(290)	(251)		(502)
Other	307	275		527
Ending	467	428	467	428
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	108	100	114	100
Issued or received	175		175
Redemptions, repayments or payments	(4)		(10)
Ending	279	100	279	100
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	21,307	19,833	20,856	20,408
Issued or received	3,073	1,957	6,983	3,717
Redemptions, repayments or payments	(3,073)	(1,797)	(6,555)	(4,118)
Foreign exchange movement (Note 4(i))	7	(11)	(26)	(54)
Other	142	12	198	41
Ending	21,456	19,994	21,456	19,994
Long-term debt
Changes in liabilities arising from financing activities
Beginning	21,307	19,833	20,856	20,408
Issued or received	1,770	1,250	4,057	2,225
Redemptions, repayments or payments	(1,770)	(1,090)	(3,629)	(2,626)
Foreign exchange movement (Note 4(i))	7	(11)	(26)	(54)
Other	142	12	198	41
Ending	21,456	19,994	21,456	19,994
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	16,328	14,987	15,258	15,021
Issued or received		1,250	1,143	1,250
Foreign exchange movement (Note 4(i))	127	(42)	66	(79)
Other	4	(11)	(8)	(8)
Ending	16,459	16,184	16,459	16,184
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,414	918	1,900	731
Issued or received	1,759		2,903	975
Redemptions, repayments or payments	(1,296)	(700)	(2,912)	(1,478)
Foreign exchange movement (Note 4(i))	45	(21)	31	(31)
Ending	1,922	197	1,922	197
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	448	622	448	622
Redemptions, repayments or payments	(249)	(175)	(249)	(175)
Other		1		1
Ending	199	448	199	448
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,009	1,168	1,062	1,804
Issued or received	11		11
Redemptions, repayments or payments	(68)	(60)	(107)	(684)
Foreign exchange movement (Note 4(i))	32	(13)	17	(26)
Other		(3)	1	(2)
Ending	984	1,092	984	1,092
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	304	320	308	273
Redemptions, repayments or payments	(39)	(3)	(114)	(8)
Other	35		106	52
Ending	300	317	300	317
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,816	1,757	1,876	1,837
Redemptions, repayments or payments	(125)	(124)	(248)	(247)
Foreign exchange movement (Note 4(i))	1	(3)	(5)	(9)
Other	72	64	141	113
Ending	1,764	1,694	1,764	1,694
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	(12)	61	4	120
Issued or received	1,303	707	2,926	1,492
Redemptions, repayments or payments	(1,296)	(735)	(2,925)	(1,526)
Foreign exchange movement (Note 4(i))	(198)	68	(135)	91
Other	31	(39)	(42)	(115)
Ending	(172)	62	(172)	62
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(1,303)	(707)	(2,926)	(1,492)
Redemptions, repayments or payments	$ 1,303	$ 707	$ 2,926	$ 1,492